Investment in Associates	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Investment in Associates
Note 10 - Investment in associates
On June 19, 2023 Polestar entered into a strategic agreement with the technology company, Xingji Meizu, a limited liability company and subsidiary of DreamSmart Technology Pte. Ltd (“DreamSmart”), to combine Polestar’s capabilities of design and performance with the software and consumer electronics hardware development expertise of Xingji Meizu. Xingji Meizu and DreamSmart are related parties. The strategic agreement resulted in the inception of Polestar Technology (Shaoxing) Co., Ltd. ("Polestar Technology") which is incorporated in China and has its registered office in Zhejiang province. Polestar Technology engages in the sales and marketing of Polestar vehicles, DreamSmart smartphones, augmented reality glasses, and other technology products in China. Polestar Technology is not publicly listed.
Under the strategic agreement, Polestar and Xingji Meizu committed to invest $98,000 and $102,000, respectively, in Polestar Technology in stages; subject to the parties meeting certain conditions precedent to each contribution. In exchange for the investments, Polestar and Xingji Meizu were granted equity ownership, board seats, and a right to receive 50% of the undistributed profit in Polestar Technology, allocated by their equity ownership ratio, once Polestar Technology becomes profitable. The stages of agreed contributions were as follows:
•An initial contribution of $60,000, comprised of $29,400 from Polestar and $30,600 from Xingji Meizu (the "First Contributions"), subject to the signing of articles of association of Polestar Technology, Polestar Technology's receipt of government approvals and authorizations in China, Polestar Technology's establishment of bank accounts, Polestar's completion of an internal restructuring in China, and the signing of certain ancillary agreements between Polestar and Polestar Technology related to transition services, sales of vehicles, brand licensing, and a sale of operating assets.
•A second contribution or series of contributions, subject to each investor's preference, within six months of the completion of the First Contributions totaling $140,000, comprised of $68,600 from Polestar and $71,400 from Xingji Meizu (the "Remaining Contributions"). The timeframe for completion of the Remaining Contributions may be changed if mutually agreed upon by Polestar, Xingji Meizu, and Polestar Technology.
On December 20, 2023, all conditions precedent to Polestar's obligation to make its First Contribution to Polestar Technology were satisfied and an investment for $29,400 was initially recognized. However, due to Polestar Technology evaluating a change in province of registration in China, cash was not injected by Polestar and Xingji Meizu until subsequent to December 31, 2023. Refer to Note 30 - Subsequent events for further details.
As of December 31, 2023, Polestar owned 49% of Polestar Technology and the remaining 51% was owned by Xingji Meizu. Polestar and Xingji Meizu held 40% and 60%, respectively, of the voting interests in Polestar Technology by virtue of their board seats and associated rights. The Group accounts for its investment in Polestar Technology under the equity method.
Transition services
On June 19, 2023, Polestar began providing transition services to Polestar Technology to assist Polestar Technology through the start-up process. As the terms of the transition service agreement were not finalized and signed until December 20, 2023, these services were provided to Polestar Technology without an agreement of commercial and legal terms (i.e., a contract) between the Group and Polestar Technology; resulting in Polestar providing the transition services to Polestar Technology at its own risk and without rights to consideration from Polestar Technology prior to December 20, 2023. All related costs were expensed as incurred under their respective functional line items in the Consolidated Statement of Loss and Comprehensive Loss prior to signing and then reclassified to Other operating expenses at contract signing. Additionally, Polestar did not record an accrued asset and corresponding Other operating income associated with the right to receive payment for the transition services from Polestar Technology at contract signing because the probability of collecting consideration was deemed to be remote due to Polestar Technology's lack of available liquidity. Until facts and circumstances change such that it becomes probable Polestar will collect consideration under the terms of the agreement, Other operating income will be recognized if and when payment is received from Polestar Technology. During the year ended December 31, 2023, Polestar recognized $27,630 in expenses associated with providing transition services to Polestar Technology which are presented in Other operating income (expense), net in the Consolidated Statement of Loss and Comprehensive Loss.
Sales of vehicles
During the year ended December 31, 2023, Polestar and Polestar Technology entered into multiple vehicle sale and purchase agreements for Polestar to sell and deliver PS4s to Polestar Technology. Similar to transition services, the probability of collecting consideration under these agreements was deemed to be remote due to Polestar Technology's lack of available liquidity. As such, Polestar did not record an accrued asset and corresponding revenue associated with the right to receive payment for the vehicles. Until facts and circumstances change such that it becomes probable Polestar will collect consideration under the terms of the agreements, revenue will be recognized if and when payment is received from Polestar Technology. Additionally, despite Polestar Technology's lack of liquidity, physical possession and title to the vehicles are transferred to Polestar Technology without encumbrance or a right for Polestar to repossess the vehicles in the event Polestar Technology does not pay. This results in full recognition of inventory costs in Cost of sales in the Consolidated Statement of Loss and Comprehensive Loss upon delivery; offset only by an adjustment for the equity method elimination of downstream sales. During the year ended December 31, 2023, the total expense in Cost of sales for vehicles delivered where revenue was not recognized was $28,376, offset by adjustments for the elimination of downstream sales of $13,904.
Brand licensing
On November 15, 2023, Polestar licensed the use of the Polestar branding to Polestar Technology for use in its commercial operations in China in exchange for an annual royalty equal to 2% of Polestar Technology's net revenue each year. For the year ended December 31, 2023, no royalty revenue was recognized from Polestar Technology.
Sale of operating assets
On November 28, 2023, Polestar agreed to assign certain lease agreements and sell other related assets to Polestar Technology for their fair value of $8,159. This asset grouping was not classified as held for sale as of December 31, 2023 because Polestar deemed it unlikely that significant changes to the agreement would not occur or that the agreement would not be terminated after signing due to Polestar Technology's lack of liquidity and other unforeseen complexities.
The following table summarizes the activity related to Polestar's investment in Polestar Technology:

Balance as of January 1, 2023	—
Investment in Polestar Technology	29,400
Elimination of effects of downstream sales	13,904
Recognized share of losses in Polestar Technology	(43,304)
Balance as of December 31, 2023	$—
The following table summarizes the activity related to Polestar's unrecognized losses in Polestar Technology:

Unrecognized balance as of January 1, 2023	—
Unrecognized share of losses in Polestar Technology	(1,407)
Unrecognized balance as of December 31, 2023	$(1,407)
The following table provides summarized financial information from Polestar Technology's financial statements and a reconciliation to the carrying amount of Polestar's investment:

For the year ended December 31,
2023
Non-current assets	19,295
Current assets	95,770
Non-current liabilities	(8,774)
Current liabilities	(137,689)
Net liabilities	$(31,398)
The Group's share of net liabilities	(15,385)
Elimination of effects of downstream sales	13,904
Unrecognized losses in Polestar Technology	1,407
Other reconciling items	74
Carrying amount of the Group's investment in Polestar Technology	$—

Revenue	1,445
Net loss and total comprehensive loss	(91,247)
The Group's share of losses in Polestar Technology	$(44,711)